Regulatory Capital	12 Months Ended
Dec. 31, 2011
Deposits/Regulatory Capital [Abstract]
REGULATORY CAPITAL

NOTE 9. REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by its primary federal regulator, the Federal Deposit Insurance Corporation (“FDIC”). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that if undertaken, could have a direct material effect on the Bank and the financial statements.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines involving quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of: total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined). Management believes, as of December 31, 2011, the Bank meets all the capital adequacy requirements to which it is subject.

As of December 31, 2011, the Bank was well capitalized under the regulatory framework for prompt corrective action according to the most recent notification from the FDIC. To remain categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as disclosed in the table below. There are no conditions or events since the most recent notification that management believes have changed the Bank’s prompt corrective action category.

The Bank’s actual and required capital amounts and ratios as of December 31, 2011 and 2010 are as follows (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
					To be Well
			For Capital		Capitalized Under the Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011:
Total Capital (to Risk-weighted Assets)	$59,243	17.67%	26,828	8.00%	33,536	10.00%
Tier I Capital (to Risk-weighted Assets)	55,420	16.53%	13,414	4.00%	20,121	6.00%
Tier I Leverage Capital	55,420	10.23%	16,258	3.00%	27,096	5.00%

December 31, 2010:
Total Capital (to Risk-weighted Assets)	58,744	19.85%	23,669	8.00%	29,587	10.00%
Tier I Capital (to Risk-weighted Assets)	55,359	18.71%	11,835	4.00%	17,752	6.00%
Tier I Leverage Capital	55,359	11.06%	15,022	3.00%	25,036	5.00%